UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09333

Oppenheimer Main Street Small- & Mid- Cap Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: June 30

Date of reporting period: 9/30/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS September 30, 2013 / Unaudited

	Shares	Value

Common Stocks—97.6%

Consumer Discretionary—17.0%

Auto Components—2.0%
Dana Holding Corp.	3,262,104	$74,506,455

Hotels, Restaurants & Leisure—1.7%
Dunkin’ Brands Group, Inc.	533,515	24,146,889

Norwegian Cruise Line Holdings Ltd.[1]	1,237,650	38,181,502

		62,328,391

Household Durables—0.8%
Toll Brothers, Inc.[1]	888,319	28,808,185

Internet & Catalog Retail—0.7%
Expedia, Inc.	492,710	25,517,451

Media—4.1%
AMC Networks, Inc., Cl. A1	805,776	55,179,540

Imax Corp.[1]	3,177,633	96,091,622

		151,271,162

Specialty Retail—4.6%
O’Reilly Automotive, Inc.[1]	372,250	47,495,378

Pier 1 Imports, Inc.	1,093,383	21,342,836

Ross Stores, Inc.	833,930	60,710,104

Signet Jewelers Ltd.	532,900	38,182,285

		167,730,603

Textiles, Apparel & Luxury Goods—3.1%
Fossil Group, Inc.[1]	458,921	53,344,977

PVH Corp.	504,271	59,851,925

		113,196,902

Consumer Staples—5.6%

Food Products—4.2%
Flowers Foods, Inc.	4,347,081	93,201,417

Ingredion, Inc.	934,450	61,832,556

		155,033,973

Personal Products—1.4%
Nu Skin Enterprises, Inc., Cl. A	519,890	49,774,269

Energy—6.7%

Energy Equipment & Services—1.9%
National Oilwell Varco, Inc.	914,980	71,469,088

Oil, Gas & Consumable Fuels—4.8%
HollyFrontier Corp.	626,155	26,367,387

Noble Energy, Inc.	563,570	37,764,826

PAA Natural Gas Storage LP	930,353	21,667,921

QEP Resources, Inc.	2,100,670	58,167,552

Western Refining, Inc.	1,098,740	33,006,150

		176,973,836

	Shares	Value

Financials—23.0%

Commercial Banks—4.1%
CapitalSource, Inc.	1,814,230	$21,553,053
Comerica, Inc.	651,110	25,595,134

Commerce Bancshares, Inc.	792,810	34,733,006

Huntington Bancshares, Inc.	8,474,663	70,000,716

		151,881,909

Consumer Finance—3.5%
Discover Financial Services	2,547,580	128,754,693

Diversified Financial Services—0.5%
Moody’s Corp.	281,159	19,773,912

Insurance—5.6%
AmTrust Financial Services, Inc.	751,773	29,364,254

Fidelity National Financial, Inc., Cl. A	3,600,280	95,767,448

Lincoln National Corp.	1,220,200	51,236,198

Willis Group Holdings plc	665,040	28,816,183

		205,184,083

Real Estate Investment Trusts (REITs)—7.3%
Digital Realty Trust, Inc.	2,248,683	119,405,067

Hatteras Financial Corp.	1,848,059	34,577,184

Mid-America Apartment Communities, Inc.	380,200	23,762,500

Redwood Trust, Inc.	1,886,180	37,138,884

Starwood Property Trust, Inc.	2,274,496	54,519,669

		269,403,304

Thrifts & Mortgage Finance—2.0%
Home Loan Servicing Solutions Ltd.	841,960	18,531,539

Ocwen Financial Corp.[1]	678,170	37,821,541

People’s United Financial, Inc.	1,160,560	16,688,853

		73,041,933

Health Care—13.5%

Biotechnology—1.1%
Medivation, Inc.[1]	349,878	20,971,687

Onyx Pharmaceuticals, Inc.[1]	145,320	18,117,045

		39,088,732

1    OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value

Health Care Equipment & Supplies—1.5%
CareFusion Corp.[1]	479,980	$17,711,262

Cooper Cos., Inc. (The)	136,110	17,652,106

DexCom, Inc.[1]	744,821	21,026,297

		56,389,665

Health Care Providers & Services—5.8%
Envision Healthcare Holdings, Inc.[1]	802,320	20,884,390

HealthSouth Corp.	1,069,654	36,881,670

Omnicare, Inc.	963,893	53,496,062

Premier, Inc., Cl. A1	677,113	21,464,482
Universal Health Services, Inc., Cl. B	1,047,660	78,564,023

		211,290,627

Pharmaceuticals—5.1%
Actavis, Inc.[1]	698,690	100,611,360

Questcor Pharmaceuticals, Inc.	383,017	22,214,986

Zoetis, Inc.	2,013,757	62,668,118

		185,494,464

Industrials—16.7%

Aerospace & Defense—2.1%
B/E Aerospace, Inc.[1]	547,361	40,406,189

L-3 Communications Holdings, Inc.	380,950	35,999,775

		76,405,964

Commercial Services & Supplies—2.1%
Waste Connections, Inc.	1,666,698	75,684,756

Construction & Engineering—1.4%
KBR, Inc.	1,598,370	52,170,797

Machinery—4.9%
AGCO Corp.	822,870	49,717,805

Joy Global, Inc.	1,794,789	91,606,031

Wabtec Corp.	620,344	39,001,027

		180,324,863

Professional Services—4.3%
Robert Half International, Inc.	3,286,320	128,265,069

Towers Watson & Co., Cl. A	264,980	28,342,261

		156,607,330

Road & Rail—1.9%
Old Dominion Freight Line, Inc.[1]	1,485,147	68,301,911

Information Technology—11.0%

Computers & Peripherals—0.7%
Western Digital Corp.	421,852	26,745,417

IT Services—3.2%
Amdocs Ltd.	727,075	26,640,028

Teradata Corp.[1]	464,670	25,761,305

	Shares	Value

IT Services (Continued)
Vantiv, Inc., Cl. A1	2,287,128	$63,902,356

		116,303,689

Semiconductors & Semiconductor Equipment—3.5%
Cavium, Inc.[1]	1,066,470	43,938,564

Skyworks Solutions, Inc.[1]	3,367,994	83,660,971

		127,599,535

Software—3.6%
Fortinet, Inc.[1]	1,951,436	39,536,094

Synopsys, Inc.[1]	1,539,396	58,035,229

TIBCO Software, Inc.[1]	1,317,234	33,708,018

		131,279,341
Materials—2.6%

Chemicals—1.6%
Cytec Industries, Inc.	231,620	18,844,603

W.R. Grace & Co.[1]	459,072	40,122,893

		58,967,496

Containers & Packaging—1.0%
Packaging Corp. of America	653,992	37,336,403

Utilities—1.5%

Electric Utilities—1.0%
Exelon Corp.	1,213,640	35,972,290

Water Utilities—0.5%
Aqua America, Inc.	763,892	18,891,049

Total Common Stocks
(Cost $2,740,223,021)		3,579,504,478

Investment Company—2.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.09%[2,3]
(Cost $78,755,472)	78,755,472	78,755,472

Total Investments, at Value
(Cost $2,818,978,493)	99.7%	3,658,259,950

Assets in Excess of Other
Liabilities	0.3	10,584,198

Net Assets	100.0%	$3,668,844,148

2    OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares June 28, 2013[a]	Gross Additions	Gross Reductions	Shares September 30, 2013
Oppenheimer Institutional Money Market Fund, Cl. E	68,207,347	245,694,448	235,146,323	78,755,472

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$78,755,472	$20,577

a. June 28, 2013 represents the last business day of the Fund’s reporting period. See accompanying Notes.

3. Rate shown is the 7-day yield as of September 30, 2013.

3    OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Previous Annual Period. The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the

4    OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public

5    OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

6    OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

The table below categorizes amounts as of September 30, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$623,359,149	$—	$—	$623,359,149
Consumer Staples	204,808,242	—	—	204,808,242
Energy	248,442,924	—	—	248,442,924
Financials	848,039,834	—	—	848,039,834
Health Care	492,263,488	—	—	492,263,488
Industrials	609,495,621	—	—	609,495,621
Information Technology	401,927,982	—	—	401,927,982
Materials	96,303,899	—	—	96,303,899
Utilities	54,863,339	—	—	54,863,339
Investment Company	78,755,472	—	—	78,755,472

Total Assets	$3,658,259,950	$—	$—	$3,658,259,950

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,823,654,161

Gross unrealized appreciation	$873,535,228
Gross unrealized depreciation	(38,929,439)

Net unrealized appreciation	$834,605,789

7    OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small- & Mid- Cap Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	11/11/2013